Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of concentration of credit risk

	Year Ended March 31,
	2025	2024
Customer 1	21%	14%
Customer 2	12%	12%

Schedule of allowance for credit losses

	Year Ended March 31,
	2025	2024
Opening balance as of April 1	$1,263	$-
Transition period adjustment on accounts receivables (through retained earnings) pursuant to ASC 326	-	149
Adjusted balance as of April 1	$1,263	$149
Additions charged to cost and expense	11,790	1,538
Write-off charged against the allowance	(9,479)	(424)
Closing balance as of March 31	$3,574	$1,263

Schedule of allowance for credit losses

	Year Ended March 31,
	2025	2024
Opening balance as of April 1	$126	$-
Transition period adjustment on long term investments (through retained earnings) pursuant to ASC 326	-	126
Adjusted balance as of April 1	$126	$126
Change in provision for credit losses	(50)	-
Closing balance as of March 31	$76	$126

Schedule of estimated useful lives

Software and computer equipment	3-6 years
Office equipment	5 years
Furniture and fixtures	10 years
Vehicle	8-10 years
Internal-use software	5 years
Leasehold improvements	Shorter of lease term or estimated useful life